Stock-Based Compensation (2014 Stock Plan Activity) (Details) - 2014 Stock Plan - $ / shares	10 Months Ended	12 Months Ended
	Oct. 25, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares available for grant
Granted (in shares)	0		(1,000)	(167,750)
Forfeited (in shares)	154,775		134,125	750
Cancelled (in shares)	(1,896,560)
Number of shares granted
Beginning balance (in shares)	874,400	874,400	1,007,525	840,525
Granted (in shares)	0		1,000	167,750
Forfeited (in shares)	(154,775)		(134,125)	(750)
Cancelled (in shares)	(719,625)
Ending balance (in shares)	0		874,400	1,007,525	840,525
Weighted- average exercise price
Weighted-average exercise price, beginning balance (in dollars per share)	$ 7.70	$ 7.70	$ 7.69	$ 7.50
Granted (in dollars per share)	0		9.44	8.66
Forfeited (in dollars per share)	7.68		7.72	9.66
Cancelled (in dollars per share)	7.70
Weighted-average exercise price, ending balance (in dollars per share)	$ 0		$ 7.70	$ 7.69	$ 7.50
Weighted- average contractual term (in years)
Weighted average contractual term		0 years	3 years 6 months 10 days	4 years 6 months	5 years 1 month 20 days
Stock option
Shares available for grant
Shares available for grant, beginning balance (in shares)	1,741,785	1,741,785	1,608,660	1,775,660
Authorized (in shares)	0		0	0
Shares available for grant, ending balance (in shares)	0		1,741,785	1,608,660	1,775,660